Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
20.	Leases

In the normal course of its business, the Group leases property, vehicles and land.

During the year, the Group derecognised the majority of its previously recognised lease liabilities following the insolvency of the entities under which those leases were held. As a result, only a limited number of leases remained on the balance sheet at year end. The lease relating to the Group’s Irish office continues to be recognised; however, the majority of the lease liability now arises from leases held through the Group’s newly acquired subsidiaries, QIND, and Al Shola. These include a range of arrangements relating to property, land, vehicles, and equipment, entered into or assumed as part of the Group’s expanded operations. Certain lease terms have also been reassessed during the year to reflect updated expectations regarding their use and potential early termination.

The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Information about leases for which the Group is a lessee is presented below.

i.	Right-of-use assets

Right-of-use assets related to leased properties, vehicles and land are presented as property, plant and equipment.

	Equipment	Properties	Vehicles	Land	Total
	€’000	€’000	€’000	€’000	€’000

January 1, 2023	45	7,378	394	179	7,996
Additions right-of-use assets	35	-	230	2,806	3,072
Revaluation of ROU assets	-	151	-	-	151
Disposal of ROU assets	-	-	-	-	-
Depreciation charge for the period	(24)	(702)	(126)	(98)	(950)
December 31, 2023	56	6,827	498	2,888	10,269

Additions right-of-use assets	27	-	194	-	221
Revaluation of ROU assets		455	-	-	455
Disposal of ROU assets	(57)	(6,593)	(358)	(2,802)	(9,810)
Depreciation charge for the period	(26)	(616)	(146)	(86)	(874)
December 31, 2024	-	73	188	-	261

ii.	Amounts recognized in the Consolidated statement of profit or loss and other comprehensive income.

	2024	2023	2022
	€’000	€’000	€’000
Interest on lease liabilities	445	530	32
Expenses relating to short-term leases	3	161	428
Depreciation of Right of Use assets	874	950	454

iii.	Amounts recognized in statement of cash flows.

	2024	2023	2022
	€’000	€’000	€’000
Total cash outflow for leases	752	1,291	456

iv.	Lease liabilities.

Lease liabilities are payable as follows:

	Future minimum lease payments 2024	Interest 2024	Present value of minimum lease payments 2024
	€’000	€’000	€’000
Less than one year	119	2	117
Between two and five years	108	-	108
More than five years	48	-	48
	275	2	273
	2024	2023
	€’000	€’000
Balance at 1 January	10,785	8,322
Payment of lease liabilities	(768)	(760)
New leases	289	3,072
Revaluations	455	151
Disposals	(10,471)	-
Interest expense	445	530
Interest paid	(462)	(530)
Balance at 31 December	273	10,785

	2024	2023
	€’000	€’000
Non-current
Lease liability	155	9,958

Current
Lease liability (note 22)	118	827
Balance at period end	273	10,785

The Group discounted its remaining lease payments for the calculation of the lease liability using an incremental borrowing rate ranging between 3% and 6% at a Fusion Fuel level. Lease liabilities within the Groups subsidiaries QIND and Al Shola were discounted using an incremental borrowing rate of 8%.